Schedule II—Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 5	$ 5	$ 4
Charges to cost and expenses	0	0	1
Charged to other accounts	0	0	0
Deductions	(2)	0	0
Balance at end of period	$ 3	$ 5	$ 5